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LISA R. PRICE lisa.price@dechert.com +1 212 649 8795 Direct +1 212 698 0495 Fax

February 4, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 58 (the “Amendment”) to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 58 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of updating disclosure related to changes to the investment objective and investment strategy of the Goldman Sachs Global Markets Navigator Fund (effective April 29, 2015, the Fund’s name will change to “Goldman Sachs Global Trends Allocation Fund”), which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (212) 649-8795.

Sincerely,

/s/ Lisa R. Price
Lisa R. Price